Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	4.45%	3.84%
Cash balance interest crediting rate	3.00%	3.00%	3.00%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.56%	3.52%	3.56%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.80%	4.05%	3.34%
Expected return on plan assets	3.50%	3.50%	3.50%
Net Periodic Benefit Cost Assumptions [Member] | Prior to age 65 [Member]
Health care cost trend rate
Health care cost trend rate	6.25%	6.50%	6.75%
Net Periodic Benefit Cost Assumptions [Member] | After age 65 [Member]
Health care cost trend rate
Health care cost trend rate	6.25%	10.00%	6.75%